Operating Loss (Details) - Schedule of operating loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating loss [Abstract]
License fee	$ (1,047)	$ 706	$ 553
Realization bonus	855	13,503
Foreign exchange gain related to the realization bonus		(289)
Depreciation of Property, Plant and Equipment	8	5	5
Depreciation (Right-of-use asset)	133	86	245
Foreign exchange (gain)/losses	$ (1,899)	$ 239	$ 165